Business Segment (Details) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Segment (Details) [Line Items]
Consulting agreement expense	$ 2,266	$ 42			$ 3,956	$ 8
Depreciation expense	74	25	$ 86	$ 46	159	71	$ 98	$ 1,074
Changes in fair value of convertible debentures, warrant liability, and forward purchase derivative	$ 3,632	$ 22,571			28,115	24,890
Number of reportable business segments			2				2
Equity-based compensation expense			$ 1,690	(34)			$ 131	920
Fair value of convertible debentures			24,483	$ 2,319	$ 28,180	$ 24,890	21,703
Investment impairment							400
Compensation expense							$ 1,437
Consulting Agreement [Member]
Business Segment (Details) [Line Items]
Compensation expense			$ 1,229